GUARANTOR FINANCIAL STATEMENTS: (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 451.9	$ 248.5	$ 17.3
Adjustments to reconcile net income to net cash provided by operating activities:
Income from discontinued operations, net of tax	(0.9)	(19.4)	(16.8)
Gain on sale of discontinued operations, net of tax	(119.3)
Depreciation and amortization	267.2	255.9	274.2
Deferred financing costs amortization	4.8	5.9	7.9
Loss on early extinguishment/modification of debt	16.6	1.6	26.6
Foreign exchange (gain) loss on financing activities, net	(1.3)	1.0	(16.0)
Fair value adjustment of derivatives	(0.5)	(13.4)	(3.9)
Bad debt provision	(0.2)	(1.2)	1.2
Stock-based compensation	12.6	13.9	4.7
Deferred income taxes	26.3	(60.9)	(20.1)
Asset write-downs and other	1.6	12.4	3.0
Excess tax benefits from stock-based payment arrangements	(4.0)
Changes in assets and liabilities, net of the effect of foreign currency translation and acquisitions:
Accounts receivable	(29.8)	(30.1)	24.5
Inventories	(150.8)	(58.1)	127.0
Prepaid expenses and other assets	(16.9)	(16.5)	(1.0)
Accounts payable	(2.8)	29.5	(21.4)
Income taxes payable	36.4	(1.8)	7.7
Accrued expenses and other liabilities	(40.1)	110.7	(51.3)
Net cash provided by operating activities of continuing operations	450.8	478.0	363.6
Net cash (used in) provided by operating activities of discontinued operations	(1.8)	4.4	6.0
Net cash provided by operating activities	449.0	482.4	369.6
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(279.7)	(180.3)	(151.5)
Acquisitions, including transaction fees and payments for prior acquisitions, net of cash acquired	(0.8)	(3.8)	(6.4)
Cross currency swap settlement			(32.9)
Contractual advance to Titanium Dioxide Pigments noncontrolling shareholder			(16.0)
Proceeds on sale of assets	1.1	4.1	8.2
Net cash used in investing activities of continuing operations	(279.4)	(180.0)	(198.6)
Net cash provided by (used in) investing activities of discontinued operations, representing net sale proceeds in 2011	300.6	(1.3)	(5.7)
Net cash provided by (used in) investing activities	21.2	(181.3)	(204.3)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock, net of fees	14.6	26.3	1.0
Excess tax benefits from stock-based payment arrangements	4.0
Prepayment of 2014 Notes			(146.8)
Proceeds from Titanium Dioxide Pigments revolving credit facility			14.1
Repayment of Titanium Dioxide Pigments revolving credit facility		(14.3)
Prepayment of senior secured debt	(408.9)	(200.2)	(102.3)
Repayment of senior secured debt	(45.4)	(43.5)	(56.5)
Proceeds from other borrowings		19.3
Payments on other long-term debt	(3.8)	(46.8)	(5.5)
Loan repayments to noncontrolling shareholders	(5.0)
Deferred financing costs	(5.3)	(0.3)	(14.9)
Fees related to early extinguishment/modification of debt	(13.4)		(12.0)
Loan from Viance noncontrolling shareholder			2.0
Distribution to noncontrolling shareholders	(19.4)
Net cash used in financing activities	(482.6)	(259.5)	(320.9)
Effect of exchange rate changes on cash and cash equivalents	(6.8)	(1.4)	(12.6)
Net (decrease) increase in cash and cash equivalents	(19.2)	40.2	(168.2)
Less net (decrease) increase in cash and cash equivalents from discontinued operations	(16.6)	2.3	3.4
Increase (decrease) in cash and cash equivalents from continuing operations	(2.6)	37.9	(171.6)
Cash and cash equivalents of continuing operations, beginning of period	324.1	286.2	457.8
Cash and cash equivalents of continuing operations, end of period	321.5	324.1	286.2
Supplemental disclosures of cash flow information:
Government grants received	16.0	3.2
Parent Company Guarantor
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	411.3	239.4	21.1
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(411.6)	(239.4)	(21.1)
Deferred income taxes	0.3
Changes in assets and liabilities, net of the effect of foreign currency translation and acquisitions:
Accrued expenses and other liabilities		6.3	(1.0)
Intercompany operating activities, net	(4.5)
Net cash provided by operating activities of continuing operations	(4.5)	6.3	(1.0)
Net cash provided by operating activities	(4.5)	6.3	(1.0)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock, net of fees	14.6	26.3	1.0
Net cash used in financing activities	14.6	26.3	1.0
Net (decrease) increase in cash and cash equivalents	10.1	32.6
Increase (decrease) in cash and cash equivalents from continuing operations	10.1	32.6
Cash and cash equivalents of continuing operations, beginning of period	32.6
Cash and cash equivalents of continuing operations, end of period	42.7	32.6
Non-Guarantor RSCI
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	411.6	239.4	21.1
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(411.6)	(239.4)	(21.1)
Non-Guarantor RSII
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	411.6	239.4	21.1
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(411.3)	(239.4)	(21.1)
Deferred income taxes	0.3
Issuer
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	411.3	239.4	21.1
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(240.8)	(164.2)	196.3
Income from discontinued operations, net of tax	(0.7)	9.0	(1.0)
Gain on sale of discontinued operations, net of tax	(45.8)
Deferred financing costs amortization	0.2	0.3	0.3
Loss on early extinguishment/modification of debt	1.3	0.1	(5.2)
Foreign exchange (gain) loss on financing activities, net	(6.1)	(3.7)	2.6
Fair value adjustment of derivatives	(2.1)	(7.1)	(5.6)
Deferred income taxes	1.6	(68.8)	(3.6)
Changes in assets and liabilities, net of the effect of foreign currency translation and acquisitions:
Prepaid expenses and other assets		(1.2)	0.6
Income taxes payable	3.0	7.3	25.6
Accrued expenses and other liabilities	(24.2)	2.7	(43.8)
Intercompany operating activities, net	(18.3)	(34.9)	66.0
Net cash provided by operating activities of continuing operations	79.4	(21.1)	253.3
Net cash provided by operating activities	79.4	(21.1)	253.3
CASH FLOWS FROM INVESTING ACTIVITIES:
Cross currency swap settlement			(32.9)
Intercompany investing related activity			484.6
Net cash used in investing activities of continuing operations			451.7
Net cash provided by (used in) investing activities of discontinued operations, representing net sale proceeds in 2011	65.1		(2.6)
Net cash provided by (used in) investing activities	65.1		449.1
CASH FLOWS FROM FINANCING ACTIVITIES:
Prepayment of 2014 Notes			(146.8)
Prepayment of senior secured debt	(375.4)	(200.2)	(40.8)
Repayment of senior secured debt	(5.0)	(8.3)	(19.7)
Deferred financing costs	(5.3)	(0.3)	(14.9)
Fees related to early extinguishment/modification of debt	(13.4)		(12.0)
Intercompany financing related activity	254.8	209.8	(721.0)
Net cash used in financing activities	(144.3)	1.0	(955.2)
Effect of exchange rate changes on cash and cash equivalents	(1.7)	1.8	(0.1)
Net (decrease) increase in cash and cash equivalents	(1.5)	(18.3)	(252.9)
Increase (decrease) in cash and cash equivalents from continuing operations	(1.5)	(18.3)	(252.9)
Cash and cash equivalents of continuing operations, beginning of period	1.5	19.8	272.7
Cash and cash equivalents of continuing operations, end of period		1.5	19.8
Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	80.0	57.3	(218.4)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(33.1)	(68.1)	(67.6)
Income from discontinued operations, net of tax			(0.2)
Gain on sale of discontinued operations, net of tax	(129.5)
Depreciation and amortization	47.1	48.2	50.5
Deferred financing costs amortization	0.7	1.3	1.2
Loss on early extinguishment/modification of debt	4.9	0.6	6.1
Foreign exchange (gain) loss on financing activities, net	0.1	0.7	0.3
Bad debt provision	(0.5)	(0.9)	(0.2)
Stock-based compensation	8.4	8.9	3.5
Deferred income taxes	0.7	3.0	3.9
Asset write-downs and other	0.9	2.4
Changes in assets and liabilities, net of the effect of foreign currency translation and acquisitions:
Accounts receivable	(8.8)	(11.1)	16.3
Inventories	(28.3)	(4.3)	44.9
Prepaid expenses and other assets	9.7	9.2	(3.6)
Accounts payable	14.3	3.4	(8.6)
Income taxes payable	(1.0)	(10.0)	(23.0)
Accrued expenses and other liabilities	(9.2)	40.7	21.2
Intercompany operating activities, net	10.6	(22.2)	(42.0)
Net cash provided by operating activities of continuing operations	(33.0)	59.2	(214.9)
Net cash provided by operating activities	(33.0)	59.2	(214.9)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(54.3)	(20.3)	(25.1)
Proceeds on sale of assets		0.9	2.7
Intercompany investing related activity			95.4
Net cash used in investing activities of continuing operations	(54.3)	(19.4)	73.0
Net cash provided by (used in) investing activities of discontinued operations, representing net sale proceeds in 2011	220.4		(0.5)
Net cash provided by (used in) investing activities	166.1	(19.4)	72.5
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany financing related activity	(137.7)	(75.1)	183.1
Net cash used in financing activities	(137.7)	(75.1)	183.1
Effect of exchange rate changes on cash and cash equivalents	(0.3)	(0.8)	(0.3)
Net (decrease) increase in cash and cash equivalents	(4.9)	(36.1)	40.4
Increase (decrease) in cash and cash equivalents from continuing operations	(4.9)	(36.1)	40.4
Cash and cash equivalents of continuing operations, beginning of period	239.4	275.5	235.1
Cash and cash equivalents of continuing operations, end of period	234.5	239.4	275.5
Non-Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	234.5	184.1	85.9
Adjustments to reconcile net income to net cash provided by operating activities:
Income from discontinued operations, net of tax	(0.2)	(28.4)	(15.6)
Gain on sale of discontinued operations, net of tax	56.0
Depreciation and amortization	220.1	207.7	223.7
Deferred financing costs amortization	3.9	4.3	6.4
Loss on early extinguishment/modification of debt	10.4	0.9	25.7
Foreign exchange (gain) loss on financing activities, net	4.7	4.0	(18.9)
Fair value adjustment of derivatives	1.6	(6.3)	1.7
Bad debt provision	0.3	(0.3)	1.4
Stock-based compensation	4.2	5.0	1.2
Deferred income taxes	24.0	4.9	(20.4)
Asset write-downs and other	0.7	10.0	3.0
Excess tax benefits from stock-based payment arrangements	(4.0)
Changes in assets and liabilities, net of the effect of foreign currency translation and acquisitions:
Accounts receivable	(21.0)	(19.0)	8.2
Inventories	(122.5)	(53.8)	82.1
Prepaid expenses and other assets	(26.6)	(24.5)	2.0
Accounts payable	(17.1)	26.1	(12.8)
Income taxes payable	34.4	0.9	5.1
Accrued expenses and other liabilities	(6.7)	61.0	(27.7)
Intercompany operating activities, net	48.7	20.4	(10.1)
Net cash provided by operating activities of continuing operations	445.4	396.8	340.1
Net cash (used in) provided by operating activities of discontinued operations	(1.8)	4.4	6.0
Net cash provided by operating activities	443.6	401.3	346.1
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(225.4)	(160.0)	(126.4)
Acquisitions, including transaction fees and payments for prior acquisitions, net of cash acquired	(0.8)	(3.8)	(6.4)
Contractual advance to Titanium Dioxide Pigments noncontrolling shareholder			(16.0)
Proceeds on sale of assets	1.1	3.2	5.5
Intercompany investing related activity			(580.0)
Net cash used in investing activities of continuing operations	(225.1)	(160.6)	(723.3)
Net cash provided by (used in) investing activities of discontinued operations, representing net sale proceeds in 2011	15.1	(1.3)	(2.6)
Net cash provided by (used in) investing activities	(210.0)	(161.9)	(725.9)
CASH FLOWS FROM FINANCING ACTIVITIES:
Excess tax benefits from stock-based payment arrangements	4.0
Proceeds from Titanium Dioxide Pigments revolving credit facility			14.1
Repayment of Titanium Dioxide Pigments revolving credit facility		(14.3)
Prepayment of senior secured debt	(33.5)		(61.5)
Repayment of senior secured debt	(40.4)	(35.2)	(36.8)
Proceeds from other borrowings		19.3
Payments on other long-term debt	(3.8)	(46.8)	(5.5)
Loan repayments to noncontrolling shareholders	(5.0)
Loan from Viance noncontrolling shareholder			2.0
Distribution to noncontrolling shareholders	(19.4)
Intercompany financing related activity	(117.1)	(134.7)	537.9
Net cash used in financing activities	(215.2)	(211.7)	450.2
Effect of exchange rate changes on cash and cash equivalents	(4.8)	(2.4)	(12.2)
Net (decrease) increase in cash and cash equivalents	13.6	25.3	58.2
Less net (decrease) increase in cash and cash equivalents from discontinued operations	(16.6)	2.3	3.4
Increase (decrease) in cash and cash equivalents from continuing operations	30.2	23.0	54.8
Cash and cash equivalents of continuing operations, beginning of period	267.9	244.9	190.1
Cash and cash equivalents of continuing operations, end of period	298.1	267.9	244.9
Eliminations
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	(1,508.4)	(950.5)	65.4
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	1,508.4	950.5	(65.4)
Changes in assets and liabilities, net of the effect of foreign currency translation and acquisitions:
Intercompany operating activities, net	(36.5)	36.7	(13.9)
Net cash provided by operating activities of continuing operations	(36.5)	36.7	(13.9)
Net cash provided by operating activities	(36.5)	36.7	(13.9)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net (decrease) increase in cash and cash equivalents	(36.5)	36.7	(13.9)
Increase (decrease) in cash and cash equivalents from continuing operations	(36.5)	36.7	(13.9)
Cash and cash equivalents of continuing operations, beginning of period	(217.3)	(254.0)	(240.1)
Cash and cash equivalents of continuing operations, end of period	$ (253.8)	$ (217.3)	$ (254.0)